Stock Option Plan (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Stock Option Plan [Line Items]
Vest over years			4 years		4 years
Fair value of options vested	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Unrecognized stock-based compensation expense	$ 3.0	$ 0.1	$ 3.0	$ 0.1	$ 0.1
Exercised stock option (in Shares)
Excepted term recognized			1 year 3 months 18 days	1 year 1 month 6 days	4 months 24 days
Reserved shares (in Shares)	4,636,454		4,636,454
Stock option grants total (in Shares)	1,560,091		1,560,091
Equity Incentive Plan [Member]
Stock Option Plan [Line Items]
Common stock (in Shares)			2,000,000		2,000,000
Exercise price			110.00%		110.00%
Date of grant					five
Exercised stock option (in Shares)					1,380,015
Date of grant expiration			5 years
2018 Plan [Member]
Stock Option Plan [Line Items]
Exercised stock option (in Shares)			1,380,015